Financial risk review - Schedule of Offsetting Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	$ 22,315	$ 157,267
Net amount of assets presented in the consolidated statement of financial position	22,315	157,267
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(6,410)	(152,111)
Net amount	15,905	5,156
Derivative financial instruments used for hedging at FVTPL
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	22,315	157,267
Net amount of assets presented in the consolidated statement of financial position	22,315	157,267
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(6,410)	(152,111)
Net amount	$ 15,905	$ 5,156